Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 71.51%
FHLMC¤	0.00%	7-15-2032	$9,900,000	$6,705,824
FHLMC	2.50	9-1-2050	1,095,792	886,807
FHLMC	2.50	6-1-2051	12,242,815	9,906,927
FHLMC	2.50	11-1-2051	8,633,774	7,082,258
FHLMC	2.50	12-1-2051	1,868,437	1,513,527
FHLMC	3.00	6-1-2050	410,374	352,994
FHLMC	3.00	7-1-2050	1,242,280	1,068,327
FHLMC	3.00	8-1-2050	3,104,684	2,648,306
FHLMC	3.50	8-1-2045	1,132,255	1,018,204
FHLMC	3.50	11-1-2045	2,000,106	1,798,012
FHLMC	3.50	12-1-2045	1,816,676	1,632,643
FHLMC	4.00	6-1-2037	3,927,572	3,768,189
FHLMC	4.00	11-1-2042	4,686,328	4,335,396
FHLMC	4.00	6-1-2044	1,057,019	980,762
FHLMC	4.00	5-1-2049	625,401	574,458
FHLMC	4.00	9-1-2049	234,558	215,968
FHLMC	4.50	3-1-2042	85,928	83,038
FHLMC	4.50	9-1-2044	1,298,953	1,248,811
FHLMC	4.50	9-1-2049	2,355,796	2,233,575
FHLMC	5.00	6-1-2026	13,104	12,990
FHLMC	5.00	8-1-2040	354,684	349,571
FHLMC	5.00	7-1-2052	2,209,026	2,129,137
FHLMC	5.00	9-1-2052	2,413,751	2,325,947
FHLMC	5.50	7-1-2035	1,088,553	1,093,894
FHLMC	5.50	12-1-2038	613,577	616,598
FHLMC	5.50	3-1-2053	1,378,777	1,359,069
FHLMC	6.00	10-1-2032	8,955	9,137
FHLMC	6.00	1-1-2053	2,660,363	2,669,451
FHLMC	6.50	9-1-2028	3,741	3,806
FHLMC	7.00	12-1-2026	89	91
FHLMC	7.00	4-1-2029	417	429
FHLMC	7.00	5-1-2029	2,092	2,152
FHLMC	7.00	4-1-2032	30,277	31,135
FHLMC	7.50	11-1-2031	41,887	41,597
FHLMC	7.50	4-1-2032	68,096	69,186
FHLMC	8.00	6-1-2024	2	2
FHLMC	8.00	8-1-2026	2,113	2,140
FHLMC	8.00	11-1-2026	1,915	1,935
FHLMC	8.00	11-1-2028	441	441
FHLMC	8.50	12-1-2025	444	444
FHLMC	8.50	5-1-2026	103	103
FHLMC	8.50	8-1-2026	1,186	1,186
FHLMC Multifamily Structured Pass-Through Certificates Series K039 Class A2	3.30	7-25-2024	156,444	155,643
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,370,000	4,173,026
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	142,318
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	5.84%	6-25-2030	$871,324	$870,887
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75	3-25-2027	2,331,045	2,243,252
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	729,564	708,553
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	5.72	9-25-2031	249,932	253,844
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	458,467	503,971
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.31	3-25-2043	193,930	178,009
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,589,305	2,476,386
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.43	7-25-2043	1,121,141	1,037,714
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	580,708	585,248
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	6.31	10-25-2044	413,327	373,904
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.20	3-25-2036	420,883	384,323
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.24	3-25-2036	675,680	624,187
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	296,485	256,183
FHLMC (1 Year Treasury Constant Maturity+2.13%)±	7.13	1-1-2026	3,089	3,051
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	6.82	10-1-2026	14,520	14,417
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.25	6-1-2032	2,474	2,483
FHLMC (11th District COFI+1.25%)±	4.67	7-1-2032	113,169	109,480
FHLMC (3 Year Treasury Constant Maturity+2.09%)±	2.96	5-1-2026	256	253
FHLMC (30 Day Average U.S. SOFR+0.26%)±	5.58	7-1-2031	3,013,000	2,982,428
FHLMC (RFUCCT1Y+1.66%)±	6.03	6-1-2043	637,706	644,773
FHLMC (RFUCCT1Y+1.67%)±	6.45	7-1-2038	392,471	402,859
FHLMC (RFUCCT1Y+1.91%)±	6.16	9-1-2031	27,664	27,596
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	6.04	10-15-2033	157,282	157,034
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2035	272,384	270,502
FHLMC Series 3614 Class QB	4.00	12-15-2024	41,855	41,634
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	5.80	3-15-2041	116,127	114,993
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	5.79	12-15-2041	102,925	101,697
FHLMC Series 4068 Class FK (30 Day Average U.S. SOFR+0.41%)±	5.74	6-15-2040	17,667	17,645
FHLMC Series 4093 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.79	7-15-2039	54,870	54,808
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	6.62	12-15-2036	113,379	115,572
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	5.69	7-15-2042	167,220	163,704
FHLMC Series 4409 Class MA	3.00	1-15-2054	11,156	10,844
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	5.88	11-15-2042	1,268,870	1,255,869
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	3.78	6-15-2049	1,737,243	1,674,260
FNMA	1.38	7-1-2030	3,853,239	3,197,034
FNMA	1.65	6-1-2030	1,345,916	1,133,567
FNMA	1.65	7-1-2030	2,338,347	1,949,156
FNMA	1.66	7-1-2032	3,927,409	3,146,508
FNMA	1.97	5-1-2030	4,240,494	3,642,871
See accompanying notes to portfolio of investments
2 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.00%	2-1-2052	$39,334,763	$30,537,538
FNMA	2.32	1-1-2026	3,869,315	3,684,908
FNMA	2.35	2-1-2032	2,206,331	1,871,735
FNMA	2.50	9-1-2050	344,870	280,953
FNMA	2.50	12-1-2050	1,219,128	986,588
FNMA	2.50	7-1-2051	1,731,749	1,399,360
FNMA	2.50	10-1-2051	5,743,197	4,640,783
FNMA	2.50	1-1-2052	2,850,560	2,311,591
FNMA	2.51	9-1-2031	4,957,894	4,285,941
FNMA	2.65	2-1-2032	4,955,081	4,270,290
FNMA	2.75	9-1-2031	872,418	761,930
FNMA	2.86	7-1-2029	953,050	867,807
FNMA	3.00	5-1-2027	149,519	144,887
FNMA	3.00	6-1-2034	1,765,044	1,634,029
FNMA	3.00	4-1-2045	28,160	24,440
FNMA	3.00	11-1-2045	2,477,451	2,144,534
FNMA	3.00	12-1-2045	5,789,722	5,014,438
FNMA	3.00	12-1-2046	219,633	188,894
FNMA	3.00	9-1-2050	3,252,595	2,775,432
FNMA	3.00	4-1-2052	2,305,259	1,962,530
FNMA	3.00	8-1-2050	30,001	25,558
FNMA	3.48	3-1-2029	853,108	803,088
FNMA	3.50	4-1-2034	1,682,627	1,627,125
FNMA	3.50	2-1-2043	15,272	13,916
FNMA	3.50	2-1-2045	340,482	309,162
FNMA	3.50	4-1-2045	1,446,314	1,299,148
FNMA	3.50	8-1-2045	125,955	113,137
FNMA	3.50	12-1-2045	493,584	443,360
FNMA	3.50	2-1-2046	529,771	475,306
FNMA	3.50	5-1-2052	5,393,985	4,733,475
FNMA	3.86	3-1-2029	776,540	742,994
FNMA	4.00	8-1-2037	1,782,063	1,710,353
FNMA	4.00	4-1-2046	4,013,596	3,727,960
FNMA	4.00	3-1-2047	968,940	899,949
FNMA	4.00	9-1-2048	69,867	64,504
FNMA	4.00	10-1-2052	2,841,554	2,581,144
FNMA	4.38	7-1-2032	1,031,000	986,271
FNMA	4.50	1-1-2026	2,213	2,185
FNMA	4.50	10-1-2046	83,515	80,001
FNMA	4.50	9-1-2049	682,931	648,056
FNMA	4.50	9-1-2052	10,428,738	9,780,525
FNMA	4.50	11-1-2052	2,505,667	2,346,633
FNMA	4.94	10-1-2032	1,581,000	1,568,807
FNMA	5.00	3-1-2034	148,336	146,447
FNMA	5.00	8-1-2040	1,979,492	1,935,775
FNMA	5.00	10-1-2040	190,127	187,227
FNMA	5.00	1-1-2042	158,900	156,461
FNMA	5.00	12-1-2048	192,500	187,695
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 3

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	5.05%	11-1-2030	$1,600,000	$1,611,571
FNMA	5.16	10-1-2031	2,760,000	2,803,399
FNMA	5.50	1-1-2025	69	69
FNMA	5.50	9-1-2033	864,167	867,238
FNMA	5.50	8-1-2035	240,999	241,855
FNMA	5.50	1-1-2037	194,154	194,847
FNMA	5.50	4-1-2040	499,470	501,249
FNMA	5.50	2-1-2053	5,207,367	5,136,752
FNMA	6.00	1-1-2028	172,292	172,538
FNMA	6.00	2-1-2035	322,854	323,107
FNMA	6.00	11-1-2037	131,651	134,409
FNMA	6.00	7-1-2038	55,990	57,263
FNMA	6.50	3-1-2028	4,400	4,418
FNMA	6.50	12-1-2029	47,923	48,711
FNMA	6.50	11-1-2031	9,547	9,704
FNMA	6.50	7-1-2036	160,412	165,936
FNMA	7.00	11-1-2026	612	628
FNMA	7.00	1-1-2032	1,026	1,054
FNMA	7.00	2-1-2032	21,657	22,246
FNMA	7.00	10-1-2032	71,768	73,720
FNMA	7.00	2-1-2034	1,214	1,247
FNMA	7.00	4-1-2034	33,265	34,170
FNMA	7.50	9-1-2031	26,806	27,219
FNMA	7.50	2-1-2032	12,177	12,371
FNMA	7.50	10-1-2037	283,050	292,119
FNMA	8.00	6-1-2028	75	75
FNMA	8.00	2-1-2030	10,557	10,536
FNMA	8.00	7-1-2031	149,387	150,885
FNMA	8.50	5-1-2026	3,845	3,839
FNMA	8.50	11-1-2026	9,788	9,783
FNMA	8.50	12-1-2026	27,902	28,192
FNMA	8.50	3-1-2027	176	176
FNMA	9.00	3-1-2025	309	309
FNMA	9.00	7-1-2028	63	63
FNMA	9.50	7-1-2028	113	113
FNMA Principal STRIPS¤	0.00	7-15-2037	7,810,000	4,056,206
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.40	12-1-2040	42,121	43,174
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.59	12-1-2034	130,319	129,212
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.34	11-1-2031	37,715	37,489
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.51	9-1-2035	80,755	81,936
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2032	56,394	56,685
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.07	9-1-2031	13,616	13,624
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.76	12-1-2040	13,138	13,087
FNMA (1 Year Treasury Constant Maturity+2.42%)±	6.57	10-1-2027	10,024	9,978
FNMA (11th District COFI+1.25%)±	4.49	9-1-2027	30,799	30,230
FNMA (11th District COFI+1.26%)±	4.60	5-1-2036	109,816	107,488
FNMA (11th District COFI+1.28%)±	4.46	5-1-2036	209,572	202,009
FNMA (RFUCCT1Y+1.61%)±	7.31	5-1-2046	520,727	531,911
See accompanying notes to portfolio of investments
4 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.62%)±	2.39%	8-1-2050	$1,291,757	$1,144,500
FNMA (RFUCCT1Y+1.73%)±	5.98	9-1-2036	148,974	149,598
FNMA (RFUCCT1Y+1.77%)±	6.24	7-1-2044	58,589	60,078
FNMA (RFUCCT1Y+1.81%)±	6.03	8-1-2036	415,487	428,330
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	309,538	310,671
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	318,113	326,159
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	87,500	90,921
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	5.79	2-25-2032	18,420	18,396
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	115,543	118,049
FNMA Series 2002-T12 Class A5±±	5.07	10-25-2041	421,232	418,758
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	772,298	791,593
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,918,066	1,964,005
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	260,052	258,586
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	5.72	3-25-2033	624,823	613,312
FNMA Series 2003-W1 Class 1A1±±	4.76	12-25-2042	351,038	341,458
FNMA Series 2003-W11 Class A1±±	7.45	6-25-2033	24,795	24,925
FNMA Series 2003-W3 Class 1A4±±	4.36	8-25-2042	1,104,263	1,024,334
FNMA Series 2003-W5 Class A (1 Month LIBOR+0.11%)±	5.66	4-25-2033	177,452	174,455
FNMA Series 2003-W6 Class 6A±±	4.37	8-25-2042	429,194	412,226
FNMA Series 2003-W6 Class PT4±±	8.25	10-25-2042	612,270	643,061
FNMA Series 2003-W8 Class PT1±±	7.84	12-25-2042	220,056	220,087
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	5.24	6-25-2033	41,499	39,656
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	152,378	152,991
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	482,243	493,880
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	240,683	246,564
FNMA Series 2005-71 Class DB	4.50	8-25-2025	1,268	1,259
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.84	6-25-2036	349,307	345,561
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.84	6-27-2036	40,618	40,665
FNMA Series 2007-W10 Class 2A±±	6.26	8-25-2047	114,231	116,156
FNMA Series 2008-17 Class DP	4.75	2-25-2038	396,566	383,983
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	12-25-2040	468,320	459,154
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.84	4-25-2041	33,665	33,525
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	5.79	7-25-2041	71,245	70,806
FNMA Series 2013-114 Class LM	4.00	3-25-2042	629,423	593,631
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	5.99	4-25-2044	926,284	908,439
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	269,444	44,988
FNMA Series 2017-M2 Class A2±±	2.82	2-25-2027	5,969,720	5,654,408
FNMA Series 2018-M1 Class A2±±	2.99	12-25-2027	592,109	555,251
FNMA Series 2018-M13 Class A2±±	3.74	9-25-2030	354,020	333,307
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,046,741	4,704,755
GNMA	2.00	3-20-2052	9,418,439	7,556,530
GNMA	2.50	3-20-2052	4,419,875	3,684,960
GNMA	2.50	4-20-2052	10,321,402	8,605,187
GNMA	2.50	9-20-2051	1,464,845	1,221,257
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 5

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	3.00%	11-20-2045	$2,619,507	$2,304,763
GNMA	3.00	4-20-2051	3,953,763	3,425,398
GNMA	3.00	5-20-2052	2,567,016	2,217,807
GNMA	3.50	12-20-2047	2,344,334	2,113,961
GNMA	3.50	7-20-2051	1,960,414	1,757,518
GNMA	4.00	11-15-2024	33,655	33,499
GNMA	4.00	12-20-2047	1,598,220	1,490,121
GNMA	4.25	6-20-2036	170,912	160,618
GNMA	4.50	8-20-2049	354,666	337,955
GNMA	4.50	7-20-2052	2,418,207	2,288,998
GNMA	4.50	9-20-2052	1,044,145	987,924
GNMA	4.50	3-20-2053	2,810,776	2,658,765
GNMA	5.00	7-20-2040	354,310	352,846
GNMA	5.00	9-20-2052	1,906,322	1,851,912
GNMA	5.00	6-20-2053	2,802,622	2,721,134
GNMA	5.50	4-20-2053	2,688,881	2,668,880
GNMA	6.00	8-20-2034	21,231	21,002
GNMA%%	6.00	6-15-2054	8,865,000	8,919,277
GNMA	6.50	12-15-2025	1,539	1,564
GNMA	6.50	5-15-2029	96	98
GNMA	6.50	5-15-2031	479	493
GNMA	6.50	9-20-2033	16,630	16,895
GNMA%%	6.50	6-15-2054	1,250,000	1,268,815
GNMA	7.00	5-15-2026	284	285
GNMA	7.00	3-15-2028	1,278	1,274
GNMA	7.00	4-15-2031	351	349
GNMA	7.00	8-15-2031	13,037	13,046
GNMA	7.00	3-15-2032	9,976	9,970
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	518,067	1
GNMA Series 2006-32 Class XMƒ±±	0.13	11-16-2045	2,067,353	21
GNMA Series 2008-22 Class XMƒ±±	1.31	2-16-2050	3,784,034	47,070
GNMA Series 2010-158 Class EIƒ	4.00	12-16-2025	319,616	4,048
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	17,570	15,942
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	5.84	1-20-2068	1,830,622	1,825,097
GNMA Series 2019-H06 Class HIƒ±±	1.82	4-20-2069	2,131,554	39,234
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	16,245,000	12,396,563
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	9,185,000	6,917,933
TVA Principal STRIPS¤	0.00	11-1-2025	5,650,000	5,269,155
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,384,753
TVA Principal STRIPS¤	0.00	1-15-2048	1,000,000	284,592
U.S. International Development Finance Corp. Series AA-1¤	0.00	1-17-2026	2,000,000	2,107,481
Total agency securities (Cost $364,922,286)				334,314,135
See accompanying notes to portfolio of investments
6 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.66%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54%	8-17-2038	$1,202,250	$1,101,572
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	6.44	2-27-2068	1,996,596	1,997,399
Total asset-backed securities (Cost $3,196,368)				3,098,971
Corporate bonds and notes: 4.34%
Consumer, non-cyclical: 0.53%
Commercial services: 0.53%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,467,335
Financial: 2.86%
Diversified financial services: 2.06%
Private Export Funding Corp.144A	0.55	7-30-2024	9,715,000	9,640,391
REITS: 0.80%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,752,469
Government securities: 0.53%
Multi-national: 0.53%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,032,796
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	440,673
				2,473,469
Industrial: 0.42%
Engineering & construction: 0.42%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025	2,000,000	1,949,994
Total corporate bonds and notes (Cost $22,467,614)				20,283,658
Non-agency mortgage-backed securities: 4.93%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	444,835	412,635
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	884,556	835,404
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	199,190	191,301
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	725,439
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	1,294,084	1,238,374
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,676,339
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,175,043
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	747,318	674,085
GS Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	829,008	826,580
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,895,203
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	1,968,327	1,841,066
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	286,824	270,134
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	3,479,578	2,945,085
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.71	11-25-2060	638,723	632,578
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,366,022
Vendee Mortgage Trust Series 1995-1 Class 4±±	8.72	2-15-2025	4,947	4,961
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 7

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79%	6-15-2025	$18,111	$18,311
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	345,444	308,189
Total non-agency mortgage-backed securities (Cost $25,007,135)				23,036,749
U.S. Treasury securities: 18.90%
U.S. Treasury Bonds	3.63	2-15-2044	2,030,000	1,739,694
U.S. Treasury Bonds	4.25	2-15-2054	8,335,000	7,817,970
U.S. Treasury Bonds	4.38	8-15-2043	5,440,000	5,194,988
U.S. Treasury Bonds	4.63	5-15-2054	610,000	609,238
U.S. Treasury Bonds	4.75	11-15-2043	1,475,000	1,478,688
U.S. Treasury Bonds	4.75	11-15-2053	4,310,000	4,390,812
U.S. Treasury Notes	2.75	4-30-2027	7,380,000	6,995,721
U.S. Treasury Notes	4.00	2-15-2034	870,000	836,423
U.S. Treasury Notes	4.25	1-31-2026	32,810,000	32,433,197
U.S. Treasury Notes	4.63	4-30-2031	3,170,000	3,193,280
U.S. Treasury Notes##	4.63	5-31-2031	3,160,000	3,184,194
U.S. Treasury Notes	5.00	9-30-2025	13,040,000	13,025,228
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,085,959
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,371,224
Total U.S. Treasury securities (Cost $93,019,167)				88,356,616

		Yield	Shares
Short-term investments: 1.65%
Investment companies: 1.65%
Allspring Government Money Market Fund Select Class♠∞##		5.24	7,692,661	7,692,661
Total short-term investments (Cost $7,692,661)				7,692,661
Total investments in securities (Cost $516,305,231)	101.99%			476,782,790
Other assets and liabilities, net	(1.99)			(9,297,332)
Total net assets	100.00%			$467,485,458

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
8 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2024 (unaudited)

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,023,931	$266,564,361	$(282,895,631)	$0	$0	$7,692,661	7,692,661	$652,522
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	36	9-19-2024	$4,488,457	$4,407,750	$0	$(80,707)
2-Year U.S. Treasury Notes	114	9-30-2024	23,244,904	23,222,157	0	(22,747)
5-Year U.S. Treasury Notes	440	9-30-2024	46,699,141	46,550,625	0	(148,516)
Short
Ultra 10-Year U.S. Treasury Notes	(31)	9-19-2024	(3,480,666)	(3,472,969)	7,697	0
					$7,697	$(251,970)
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 9

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
10 | Allspring Government Securities Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$334,314,135	$0	$334,314,135
Asset-backed securities	0	3,098,971	0	3,098,971
Corporate bonds and notes	0	20,283,658	0	20,283,658
Non-agency mortgage-backed securities	0	23,036,749	0	23,036,749
U.S. Treasury securities	80,899,433	7,457,183	0	88,356,616
Short-term investments
Investment companies	7,692,661	0	0	7,692,661
	88,592,094	388,190,696	0	476,782,790
Futures contracts	7,697	0	0	7,697
Total assets	$88,599,791	$388,190,696	$0	$476,790,487
Liabilities
Futures contracts	$251,970	$0	$0	$251,970
Total liabilities	$251,970	$0	$0	$251,970
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2024, $2,666,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Government Securities Fund | 11